Material Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Material Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:
Furniture	10 years straight line
Tools and machinery	4 years straight line
Right-of-use assets	Over term of the lease

Schedule of Diluted Loss Per Share as their Effect would be Antidilutive	For the six months ended June 30, 2024 and 2023, RSUs were potentially instruments and were not included in the calculation of diluted loss per share as their effect would be antidilutive.
	June 30, 2024	June 30, 2023
	(Ordinary Shares)	(Ordinary Shares)
RSUs	1,780,330	-